UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-21940

                                     EIP Investment Trust

(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC

49 Riverside Avenue

                                         Westport, CT 06880

(Address of principal executive offices) (Zip code)

Linda Longville

c/o Energy Income Partners, LLC

49 Riverside Avenue

                                 Westport, CT 06880

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-349-8232

Date of fiscal year end:    December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

EIP Growth and Income Fund

June 30, 2015 Semi-Annual Report

EIP Growth and Income Fund

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers in the private placement memorandum are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

To Our Shareholders:

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2015.

Performance Review

Year to date, the EIP Growth and Income Fund is down 8.34%, which includes the reinvestment of dividends and any capital gain distributions, and is net of all fees and expenses.

Investment Review

For the first six months of 2015, the Wells Fargo Securities Midstream MLP Total Return Index was down 7.47%. This total return was made up of 2.33% percentage points from dividend yield (4.66% annualized equivalent yield) offset by 9.80% from price depreciation. Contributing to the Fund’s underperformance versus the index were MLPs owned at a higher relative weighting than the index but which underperformed the index.

While in the short term, share appreciation can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions paid by our portfolio companies. For MLPs, which make up a large portion of our equity portfolio, over the last 10 years, growth in per share distributions has averaged about 5.19%. Over the last 12 months, year-over-year growth in cash distributions for MLPs, as measured by the Alerian MLP Index, was down 6.36% as of June, 2015. (Source: Alerian Capital Management).

Infrastructure businesses such as pipelines, terminals and storage receive fees and tariffs that are generally not directly related to commodity prices. Growth for these companies is driven by changes in demand for petroleum and natural gas, inflation-related escalations to their fees and tariffs, and the accretion from new projects and acquisitions. We strive to reduce the portfolio’s exposure to cyclical businesses, but avoiding them entirely is neither possible nor desirable in our view. Our tolerance for cyclicality increases if cyclical businesses are a small portion of a company’s operating income and/or they generate income in excess of what is required to pay the dividend.

As of June 30, 2015, our reverse repurchase agreement counterparty, through which we obtain leverage, terminated our relationship. We continue to explore other options for leverage.

Conclusion

In our view, the EIP Growth and Income Fund continues to offer investors the possibility of attractive returns through a combination of yield and growth based on high-quality energy infrastructure assets.

If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232.

Thank you for your investment in EIP Growth and Income Fund.

Sincerely,

James Murchie

President

EIP Growth and Income Fund

1

EIP Growth and Income Fund

June 30, 2015

Schedule of Investments (unaudited)

Shares		Fair Value

UNITED STATES COMMON STOCKS – 38.89%
	Energy – 10.59%
23,210	Enbridge Energy Management, LLC (a)	$765,930
21,740	Kinder Morgan, Inc.	834,599
800	Pattern Energy Group, Inc.	22,704
3,000	Spectra Energy Corp.	97,800
5,000	TransCanada Corp.	203,100

		1,924,133

	Financial – 2.27%
23,500	CorEnergy Infrastructure Trust, REIT	148,520
9,300	InfraREIT, Inc., REIT	263,748

		412,268

	Utilities – 26.03%
3,000	Alliant Energy Corp.	173,160
6,000	American Electric Power Co., Inc.	317,820
6,000	American Water Works Co., Inc.	291,780
5,000	Aqua America, Inc.	122,450
6,500	Atmos Energy Corp.	333,320
2,300	Chesapeake Utilities Corp.	123,855
8,000	CMS Energy Corp.	254,720
8,700	Eversource Energy	395,067
4,000	Exelon Corp.	125,680
3,000	IDACORP, Inc.	168,420
4,600	National Grid PLC, Sponsored ADR	297,022
6,300	New Jersey Resources Corp.	173,565
500	NextEra Energy, Inc.	49,015
500	NRG Yield, Inc., Class A	10,995
500	NRG Yield, Inc., Class C	10,945
6,125	ONE Gas Inc.	260,680
7,500	Piedmont Natural Gas Co., Inc.	264,825
9,500	Public Service Enterprise Group, Inc.	373,160
3,300	SCANA Corp.	167,145
3,500	Sempra Energy	346,290
1,500	South Jersey Industries, Inc.	37,095
4,200	Southern Co.	175,980

UNITED STATES COMMON STOCKS (continued)
	Utilities (continued)
6,200	UGI Corp.	$213,590
1,000	WEC Energy Group, Inc.	44,970

		4,731,549

	Total United States Common Stocks
	(Cost $6,870,777)	7,067,950

MASTER LIMITED PARTNERSHIPS – 27.96%
	Consumer Cyclicals – 2.84%
8,400	AmeriGas Partners, LP	383,964
6,100	Westlake Chemical Partners LP	132,675

		516,639

	Energy – 25.12%
3,800	Alliance Holdings GP, LP	148,770
8,000	Alliance Resource Partners, LP	199,680
5,500	Columbia Pipeline Partners LP	138,600
2,000	Energy Transfer Equity, LP	128,340
5,350	Energy Transfer Partners, LP	279,270
22,438	Enterprise Products Partners, LP	670,672
4,800	EQT Midstream Partners, LP	391,392
4,158	Holly Energy Partners, LP	146,112
5,200	Natural Resource Partners, LP	19,708
11,000	Nextera Energy Partners, LP (b)	435,819
11,100	NGL Energy Partners, LP	336,663
1,000	Plains All American Pipeline, LP	43,570
3,000	Plains GP Holdings, LP, Class A (b)	77,520
2,250	Rose Rock Midstream LP	105,188
100	Shell Midstream Partners, LP	4,565
6,900	Spectra Energy Partners, LP	318,090
2,900	Tallgrass Energy GP, LP (a) (b)	93,235
1,900	Tallgrass Energy Partners LP	91,352
9,500	Targa Resources Partners, LP	366,700
4,009	TC Pipelines, LP	228,513
4,600	TransMontaigne Partners, LP	174,800
3,448	Williams Partners, LP	166,987

		4,565,546

	Total Master Limited Partnerships
	(Cost $4,921,176)	5,082,185

CANADIAN COMMON STOCKS – 9.74%
	Energy – 2.17%
11,800	Inter Pipeline Ltd, LP	271,145
1,100	Pembina Pipeline Corp.	35,554
8,800	Transalta Renewables, Inc.	87,084

		393,783

	Utilities – 7.57%
14,400	Atco Ltd/Canada, Class I	455,289
3,000	Canadian Utilities, Ltd., Class A	86,397
4,000	Emera, Inc.	125,989
19,100	Enbridge Income Fund Holdings, Inc.	528,041
5,400	Keyera Corp.	180,288

		1,376,004

	Total Canadian Common Stocks
	(Cost $1,827,549)	1,769,787

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2015

Schedule of Investments (unaudited) – continued

Shares		Fair Value

HONG KONG COMMON STOCKS – 2.66%
	Energy – 1.01%
20,100	Power Assets Holdings LLC, ADR	$183,915

	Industrial – 1.65%
7,700	Cheung Kong Infrastructure Holdings Ltd, ADR	299,992

	Total Hong Kong Common Stocks
	(Cost $461,114)	483,907

WARRANTS – 0.07%
	Energy – 0.07%
4,480	Kinder Morgan, Inc., Strike Price $40.00, Exp. 05/25/17 (a)	12,096

	Total Warrants
	(Cost $8,534)	12,096

Total Investments – 79.32%
(Cost $14,089,150)*		14,415,925

Other Assets in excess of Liabilities – 20.68%		3,757,940

Net Assets – 100.00%		$18,173,865

*	Aggregate cost for federal tax purposes is $14,202,313.
(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The amount of $124,951 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of June 30, 2015:

Short Futures Outstanding	Number of Contracts	Notional Amount**	Unrealized Appreciation
Canadian Dollar (9/15)	20	$1,609,300	$9,620

**	The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction or latest contract reset date.

The amount of $1,157,259 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2015:

Credit Suisse is the counterparty to the below total return swaps.

Long Total Return Equity Swaps	Pay Rate	Expiration Date	Notional Amount***	Unrealized Appreciation (Depreciation)
Atoms Energy Corp.	1 month LIBOR + 100 basis points	2/24/2016	$15,432	($55)
Dominion Midstream Partners, LP	1 month LIBOR + 150 basis points	2/24/2016	162,520	(9,371)
Dominion Resources, Inc.	1 month LIBOR + 100 basis points	2/24/2016	375,760	2,189
Enbridge, Inc. (Canada)	1 month LIBOR + 100 basis points	2/24/2016	354,324	13,158
Enterprise Products Partners, LP	1 month LIBOR + 150 basis points	2/24/2016	102,432	(6,924)
Eversource Energy	1 month LIBOR + 100 basis points	2/24/2016	36,816	(169)
ITC Holdings Corp.	1 month LIBOR + 100 basis points	2/24/2016	525,675	(1,366)
Kinder Morgan, Inc.	1 month LIBOR + 100 basis points	2/24/2016	618,676	(14,241)
Magellan Midstream Partners, LP	1 month LIBOR + 150 basis points	2/24/2016	244,001	(16,664)
Nextera Energy, Inc.	1 month LIBOR + 100 basis points	2/24/2016	396,480	(4,517)
Plains All American Pipeline, LP	1 month LIBOR + 150 basis points	2/24/2016	432,250	(18,578)
Sempra Energy	1 month LIBOR + 100 basis points	2/24/2016	174,403	(5,084)
Tallgrass Energy Partners, LP	1 month LIBOR + 150 basis points	2/24/2016	101,580	(5,482)
TransCanada Corp. (Canada)	1 month LIBOR + 100 basis points	2/24/2016	459,108	(12,681)
UGI Corp.	1 month LIBOR + 100 basis points	2/24/2016	164,594	(1,675)
WEC Energy Corp.	1 month LIBOR + 100 basis points	2/24/2016	309,488	(2,887)
Williams Partners, LP	1 month LIBOR + 150 basis points	2/24/2016	81,663	(195)

			$4,555,202	($84,542)

***	The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction or latest contract reset date.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2015

Statement of Assets and Liabilities (unaudited)

ASSETS:
Investments, at value (Cost $14,089,150)	$14,415,925
Cash and cash equivalents	7,021,135
Restricted cash	1,282,210
Swaps (premium paid $0)	15,347
Foreign Currency (Cost $352,269)	349,447
Receivables:
Investments sold	1,634,851
Swap agreements	66,313
Dividends and interest	26,151
Due from broker – unrealized appreciation on futures contracts	9,620
Prepaid expenses	48,122

Total assets	24,869,121

LIABILITIES:
Swaps (premium received $0)	99,889
Payables:
Investments purchased	1,696,182
Fund shares redeemed	4,729,013
Professional fees	108,572
Investment advisory fees (Note 3)	19,407
Accounting and administration fees (Note 3)	18,928
Transfer agent fees	4,202
Custodian fees	3,613
Printing expense	6,323
Trustees fees and related expenses (Note 3)	767
Other payables	8,360

Total liabilities	6,695,256

NET ASSETS	$18,173,865

NET ASSETS CONSIST OF:
Par value ($0.01 per share)	$11,251
Paid in capital	32,903,974
Accumulated undistributed net investment income	7,234
Accumulated net realized loss on investments, swap transactions, futures contracts and foreign currency transactions	(14,997,587)
Net unrealized appreciation on investments, swap transactions, futures contracts and foreign currency translations	248,993

$18,173,865

Shares outstanding (unlimited number of shares authorized)	1,125,082

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$16.15

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Operations For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends	$180,981
Less: foreign taxes withheld	(12,478)
Interest	17,960

Total investment income	186,463

EXPENSES:
Interest expense (Note 2)	23,079
Investment advisory fees (Note 3)	116,429
Professional fees	161,183
Administration fees (Note 3)	84,603
Trustees fees and related expenses (Note 3)	27,136
Transfer agent fees (Note 3)	23,681
Custodian fees	11,182
Printing expenses	6,070
Other expenses	65,330

Total expenses	518,693

NET INVESTMENT LOSS	(332,230)

NET REALIZED AND UNREALIZED GAIN/(LOSS):
NET REALIZED GAIN/(LOSS) ON:
Investments	1,076,742
Swap transactions	73,170
Futures contracts	267,642
Foreign currency transactions	(1,667)

Net realized gain	1,415,887

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,549,602)
Swap transactions	(592,197)
Futures contracts	(34,525)
Foreign currency translation	(2,857)

Net change in unrealized appreciation/depreciation	(3,179,181)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,763,294)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,095,524)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Changes in Net Assets

	Six Months ended June 30, 2015 (unaudited)	Year ended December 31, 2014
OPERATIONS:
Net investment loss	$(332,230)	$(712,605)
Net realized gain on investments, swaps, futures and foreign currency transactions	1,415,887	6,514,791
Net change in unrealized depreciation on investments, swaps, futures, and foreign currency translation	(3,179,181)	(798,439)

Net increase (decrease) in net assets from operations	(2,095,524)	5,003,747

Distributions to shareholders from:
Net investment income	—	(2,160,985)

Total distributions	—	(2,160,985)

Capital share transactions:
Proceeds from sales of shares	1,955,000	277,000
Proceeds from reinvestment of distributions	—	2,018,015
Cost of shares redeemed	(5,906,537)	(15,954,246)

Net decrease in net assets from capital share transactions	(3,951,537)	(13,659,231)

Total decrease in net assets	(6,047,061)	(10,816,469)

NET ASSETS:
Beginning of period	24,220,926	35,037,395
End of period	$18,173,865	$24,220,926

Undistributed net investment income	$7,234	$(461,803)

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statement of Cash Flows For the Six Months Ended June 30, 2015 (unaudited)

Operating Activities
Net decrease in net assets from operations	$(2,095,524)

Adjustments to Net Increase in Net Assets from Operations
Purchase of investment securities	(6,568,003)
Proceeds from disposition of investment securities	19,656,559
Net realized gain on investments	(1,073,957)
Net change in unrealized appreciation/depreciation on investments	2,549,602
Net change in swap appreciation/depreciation	592,197
Net premium bonds amortization	9,070
Return of capital received from investments in MLPs	217,992
Increase in restricted cash	(372,642)
Increase in investments purchased payable	1,512,438
Increase in investments sold receivable	(753,318)
Net decrease in due to broker – unrealized appreciation on futures contracts	34,525
Decrease in prepaid expenses	49,771
Decrease in dividends and interest receivable	2,369
Decrease in interest expense payable	(1,284)
Decrease in trustee fees and related expenses payable	(271)
Decrease in accounting and administration fees payable	(928)
Decrease in custodian fees payable	(3,433)
Decrease in transfer agent fees payable	(549)
Decrease in printing expense payable	(261)
Decrease in investment advisory fee payable	(621)
Decrease in professional fees payable	(53,992)
Increase in swaps agreements receivable	(66,313)
Decrease in swaps agreements payable	(9,619)
Increase in other payables	906

Net cash provided by operating activities	13,624,714

Cash Flows From Financing Activities
Net decrease in reverse repurchase agreements	(9,248,125)
Proceeds from shares sold	1,955,000
Payment of shares redeemed (net of fund shares redeemed payable)	(1,177,524)

Net cash used in financing activities	(8,470,649)

Net increase in unrestricted cash and foreign currency	5,154,065
Beginning of Period(1)	$2,216,517

End of Period(1)	$7,370,582

Supplemental Disclousre:
Cash paid for interest expense	$24,363

(1)	The amount represents an investment in a money market fund which is included in cash and cash equivalents, and foreign currency, if any, on the Statements of Assets and Liabilities.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown of the Fund’s operations. Certain information reflects financial results for a share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Months Ended 06/30/15 (unaudited)		Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10
Net asset value, beginning of period	$17.62		$16.37	$14.51	$14.43	$13.04	$11.43

Income from investment operations:
Net investment loss(a)	(0.25)		(0.44)	(0.29)	(0.29)	(0.31)	(0.29)
Net realized and unrealized gain/(loss) on investments	(1.22)		3.41	3.16	1.29	3.05	3.78

Total from investment operations	(1.47)		2.97	2.87	1.00	2.74	3.49

Distributions paid to shareholders from:
Net investment income	—		(1.72)	(1.01)	(0.92)	(1.35)	(1.88)

Total from distributions	—		(1.72)	(1.01)	(0.92)	(1.35)	(1.88)

Net increase/(decrease) in net asset value	(1.47)		1.25	1.86	0.08	1.39	1.61

Net asset value, end of period	$16.15		$17.62	$16.37	$14.51	$14.43	$13.04

Total return	(8.34	)%*	18.69%	20.06%	7.03%	21.62%	30.88%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$18,174		$24,221	$35,037	$40,574	$41,437	$38,320
Ratios of expenses to average net assets:
Operating expenses excluding interest expense	4.26	%**	3.63%	2.71%	2.66%	2.90%	2.98%
Operating expenses including interest expense	4.46	%**	3.87%	2.90%	2.84%	3.17%	3.30%
Ratios of net investment loss to average net assets	(2.94	)%**	(2.47)%	(1.64)%	(1.92)%	(2.21)%	(2.27)%
Portfolio turnover rate	25	%*	25%	102%	51%	69%	68%

(a)	Per share investment income has been calculated using the average shares method.
*	Not Annualized.
**	Annualized.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited)

1. ORGANIZATION

EIP Growth and Income Fund (the “Fund”) is a diversified, open-end management investment company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the “Trust”), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the “Manager”). At this time, the Fund does not publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a “master/feeder” arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the “1940 Act”) and available for direct investment by other accredited investors.

The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund’s investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner that most fairly reflects market value of the security on the valuation date as described below.

Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager, acting at the Board’s direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act. At June 30, 2015, there were no fair valued securities.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the values of each investment in each level as of June 30, 2015 is as follows:

	Total Value at 06/30/2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS
United States Common Stocks*	$7,145,470	$7,145,470	$—	$—
Master Limited Partnerships*	5,004,665	5,004,665	—	—
Canadian Common Stocks*	1,769,787	1,769,787	—	—
Hong Kong Common Stocks*	483,907	183,915	299,992	—
Cash and Cash Equivalents, Restricted Cash and Foreign Currency	8,652,792	8,652,792	—	—
Warrants*	12,096	12,096	—	—
Derivatives
Equity Contracts	15,347	—	15,347	—
Foreign Currency Exchange Contracts	9,620	9,620	—	—
Total	23,093,684	22,778,345	315,339	—
LIABILITIES
Derivatives
Equity Contracts	99,889	—	99,889	—
Total	$99,889	$—	$99,889	$—
*	See Schedule of Investments detail for industry breakout.

The Fund did not have any transfers in and out of Level 1 and Level 2 during the six months ended June 30, 2015.

The Fund held no securities or financial instruments during the six months ended June 30, 2015, which were measured at fair value using Level 3 inputs.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

Cash and Cash Equivalents: The Fund maintains cash in a bank deposit account that, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. The Fund considers investments in money market funds and short-term highly liquid investments with maturities of 90 days or less (when acquired) to be cash equivalents. Cash equivalents are carried at cost. As of June 30, 2015, the Fund held $7,021,135 of BNY Mellon Cash Reserve included in cash and cash equivalents on the Statement of Assets and Liabilities.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or brokers as collateral for the Fund’s derivatives as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Reverse Repurchase Agreements: One method by which the Fund has incurred leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price, including an implied interest payment. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold and also have the opportunity to earn a return on the securities furnished by the counterparty. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate on its books assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund’s investment portfolio, among others. In certain cases, the Fund may be required to sell securities with a value significantly in excess of the cash received by the Fund from the buyer. In certain reverse repurchase agreements, the buyer may require excess cover of the Fund’s obligation. If the buyer files for bankruptcy or becomes insolvent, the Fund may lose the value of the securities in excess of the cash received. In addition, many reverse repurchase agreements are short-term in duration (often overnight), and the counterparty may refuse to “roll over” the agreement to the next period, in which case the Fund may temporarily lose the ability to incur leverage through the use of reverse repurchase agreements and may need to dispose of a significant portion of its assets in a short time period.

Reverse repurchase transactions are entered into by the Trust under Master Repurchase Agreements (“MRA”), which may permit the Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA and create one single net payment due to or from the Trust. With reverse repurchase transactions, typically the counterparty, as purchaser of securities, is permitted to sell, re-pledge, or use the financial assets acquired in the transaction. Pursuant to the terms of the MRA, the Trust typically sells securities with a market value in excess of the repurchase price to be paid by the Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trust may be deemed an unsecured creditor with respect to claims against the counterparty for recovery of the value of securities in excess of the repurchase price. There is a risk for any unsecured claims against the counterparty that its payment may be substantially delayed and may not be paid in full in a bankruptcy or other insolvency proceeding. In addition, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against rights of offset in the event of the MRA counterparty’s bankruptcy or insolvency.

The Fund did not have reverse repurchase agreements outstanding at June 30, 2015.

Maximum amount outstanding during the period	$9,248,125

Average amount outstanding during the period*	$9,180,763

Average shares outstanding during the period	1,364,405

Average debt per share outstanding during the period	$6.73

*	The average amount outstanding during the period was calculated by adding the cash received under reverse repurchase agreements at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2015.

The reverse repurchase agreements are executed daily based on the previous day’s terms. The accrued interest and maturity amounts are payable at the time the reverse repurchase agreement is not renewed or the terms of the agreement are renegotiated. Interest accrues on a daily basis from the initial opening date or last interest payment date, if an interest payment has been made for the respective repurchase agreement.

Implied interest rates ranged from 0.50% to 0.75% during the six months ended June 30, 2015, on cash received

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

under reverse repurchase agreements. Interest expense for the six months ended June 30, 2015 aggregated $23,079, which is included in the Statement of Operations under “Interest Expense”.

Short Sales of Securities: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has or may have borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2015.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at June 30, 2015 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Currency Exchange Contracts	Due from broker- unrealized appreciation on future contracts	$9,620	Due to broker-unrealized depreciation on future contracts	$—

Equity Contracts	Swaps	15,347	Swaps	99,889

Total		$24,967		$99,889

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2015:

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Net Realized Gain/ (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Exchange Contracts	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$267,642	$(34,525)

Equity Contracts	Net realized gain/(loss) on swap transactions/Net change in unrealized appreciation/depreciation on swap transactions	83,119	(592,197)

Total		$350,761	$(626,722)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as futures contracts, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 25% of the initial notional value of the swaps for the six months

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

ended June 30, 2015. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the fund and cash collateral received from the counter party, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets:

The following table presents the Fund's derivative assets by type net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2015:

			Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amounts[1]
Total Return Swaps	$15,347	$(15,347)	$ —	$ —	$ —

Offsetting of Financial Liabilities and Derivative Liabilities:

The following table presents the Fund's derivative liabilities by type net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

			Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amounts[2]
Total Return Swaps	$99,889	$(15,347)	$0	$(84,542)[3]	$ —

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable due to the counterparty in the event of default.
[3]

Collateral with a value of $1,157,259 has been pledged in connection with open total return swaps. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the six months ended June 30, 2015, the Fund held no futures contracts where the underlying currency is long. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the six months ended June 30, 2015, the Fund’s average volume of futures activity was $3,028,308 based on the quarterly notional amount. The notional amount represents the U.S. value of the contracts as of the day of the opening of the transaction.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain/(loss) on investments shown on the Statement of Operations.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/depreciation on foreign currency transactions shown on the Statement of Operations.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of June 30, 2015 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended June 30, 2015, the average volume of long Total Return Equity Swaps was $5,360,155 based on the quarterly notional amount. The average volume of short Total Return Equity Swaps for the six months ended June 30, 2015, was $0 based on the quarterly notional amount. The notional amount represents the U.S. value of the contracts as of the day of the opening of the transaction or latest contract reset date.

Options Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, to enhance potential gain, and for any other purpose permitted by applicable law. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, would require cash settlement by the Fund if the option is exercised.

The liability representing the Fund’s obligation under an exchange-traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale on such day, the mean between the closing bid and ask prices on such day or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. OTC written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. For the six months ended June 30, 2015, the Fund did not hold any option contracts.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Dividends and Distributions: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net capital gain, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the calendar year ended December 31, 2014 was as follows:

Ordinary Income	$2,160,985
Long-Term Capital Gains	$—

There were no distributions paid during the six months ended June 30, 2015.

The Fund is considered a nonpublicly offered regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Thus, certain expenses of the Fund, including the investment advisory fee, are subject to special rules that can affect certain shareholders of the Fund (generally individuals and entities that compute their taxable income in the same manner as an individual). In particular, such a shareholder’s pro rata portion of the affected expenses for the

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

calendar year (but generally reduced by the Fund’s net operating loss, if any, for its tax year ending within the calendar year), will be taxable to such shareholder as an additional dividend and such shareholder will be treated as having paid its pro rata share of the affected expenses itself. If such a shareholder itemizes its deductions, it generally should be entitled to take an offsetting deduction for its share of the affected expenses, subject, however, to the 2% “floor” on miscellaneous itemized deductions. These expenses will not be deductible for the purposes of calculating alternative minimum tax.

The Fund has a tax year end of June 30. As of June 30, 2015, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$103,652
Capital Loss Carryforward	$14,874,804
Post October Loss – Capital & Foreign Currency	$5,430

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2015 have been reclassified to reflect an increase in undistributed net investment income of $801,267, an increase in accumulated net realized loss on investments of $704,979 and a decrease in paid-in-capital of $96,288. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

Capital Loss Carryforward: As of June 30, 2015, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration

2018	Total
$14,874,804	$14,874,804

During the tax year ended June 30, 2015, the Fund utilized $2,652,707 of capital loss carryforwards expiring in 2018.

Federal Income Tax: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of June 30, 2015, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

Total Cost of Investments	$14,202,313

Gross Unrealized Appreciation on Investments	$752,103
Gross Unrealized Depreciation on Investments	(538,491)

Net Unrealized Appreciation on Investments	$213,612

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The Fund files U.S. federal and Connecticut state tax returns. No income tax returns are currently under examination. The Fund’s U.S. federal tax returns and Connecticut state tax returns remain open for examination for the tax years ended June 30, 2015, June 30, 2014, June 30, 2013 and June 30, 2012.

Expenses: The Fund will pay all of its own expenses incurred in its operations.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND

OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board of Trustees of the Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

The Bank of New York Mellon serves as custodian for the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

BNY Mellon also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays BNY Mellon a fee equal to 0.07% of the Fund’s first $250 million of average gross assets, 0.05% of the Fund’s next $200 million of average gross assets and 0.03% of the Fund’s average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. The Fund is currently paying the minimum fee of $100,000/year ($8,333/month). For regulatory administration services, the Fund pays BNY Mellon a fee equal to 0.03% of the Fund’s first $250 million of average gross assets and 0.02% of the Fund’s average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses. The Fund is currently paying the minimum fee of $50,000/year ($4,167/month). These fees are subject to a 3% annual increase, if they exceed the monthly minimum fees.

The Fund does not charge any sales load or fees pursuant to Rule 12b-1 of the 1940 Act. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Disinterested Trustees”) an annual retainer fee of $25,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Independent Trustees for special in-person board or non-regular committee meetings and special telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the period ended June 30, 2015 were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Investment Securities	6,568,003	19,656,559

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

	Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	111,714	$1,955,000
Shares issued as reinvestment of distribution	—	—
Shares redeemed	(361,436)	(5,906,337

Total net decrease from Fund share transactions	(249,722)	$(3,951,537)

	Year Ended December 31, 2014
	Shares	Amount
Shares sold	16,485	$277,000
Shares issued as reinvestment of distribution	120,622	2,018,015
Shares redeemed	(902,477)	(15,954,246)

Total net decrease from Fund share transactions	(765,370)	$(13,659,231)

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.

EIP Growth and Income Fund

June 30, 2015

Notes to Financial Statements (unaudited) – continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Counterparty Risk

Some of the markets in which the Fund effects its transactions are “over-the-counter” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Please see the Private Placement Memorandum and the Statement of Additional Information of the Fund for further information regarding these and other risks.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

EIP Growth and Income Fund

June 30, 2015

Additional Information (unaudited)

Form N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC’s website at www.sec.gov.

The Fund’s Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC’s website at www.sec.gov.

Approval of Investment Advisory Contract

Board Considerations Regarding Approval of Continuation of Investment Advisory Agreement

The Board of Trustees, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 28, 2015.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust.

As part of their review, the Trustees examined the Manager’s ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Manager; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Manager to attract and retain capable research and advisory personnel and the Manager’s costs associated with retaining such personnel; the capability of the Manager’s senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the nature, cost, scope and quality of the Manager’s services under the Agreement, including with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also considered conditions that might affect the Manager’s ability to provide high quality services to the Fund in the future under the Agreement, including the Manager’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Manager’s investment process, research capabilities and philosophy remain well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

As a further part of their review, the Trustees reviewed information regarding the performance of the Fund over various time periods. That review included an examination of comparisons of the performance of the Fund to various private and registered peer funds (some of which are advised by the Manager) and various separately managed accounts (“SMAs”) (all of which are advised by the Manager) with investment strategies similar, although not identical, to that of the Fund for various periods. The Manager noted that, in general, during the various time periods, the Fund has performed well and the Fund’s performance was comparable to that of peer funds including other funds advised by the Manager. The Manager also noted the difficulty of performance comparisons for the Fund, in light of the differing investment strategies and the fact that some peer funds are taxable.

The Trustees also considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning the management fee paid to the Manager and other advisers by peer funds, as well as separately managed accounts (“SMAs”) and unified managed accounts (“UMAs”) advised by the Manager. In addition, all peer funds, except one, had the same or a higher contractual management fee. Although the Manager earned a lower fee from certain sub-advised funds and SMAs, the services provided were different in nature. In addition, many of the Manager’s separately managed accounts are subject to platform and other fees from the clients’ advisers that generally cause the total fees paid by these accounts to be the same or higher than the total fees paid by the Fund. While UMAs paid a lower fee, such accounts are only provided with a model rather than regular advisory, trading and accounting services.

The Trustees also reviewed the expenses expected to be incurred by the Fund in 2015 and compared the total expense ratio of the Fund in 2014 against the total expense ratio of registered peer funds for the same period. The Trustees noted that, while the Fund had a much higher expense ratio than its peers, the disparity was primarily driven by the smaller size of the Fund relative to the peer funds. Based on the information provided, the Trustees concluded that the management fees and total expenses were reasonable.

EIP Growth and Income Fund

June 30, 2015

Additional Information (unaudited) – continued

As a further part of their review, the Trustees considered information about the profitability of the Fund to the Manager. The Trustees also evaluated the benefits of the advisory relationship to the Manager. This evaluation included, among other considerations, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called “fallout benefits” to the Manager, such as “soft dollar” credits the Manager receives from directing brokerage commissions to certain brokers. The Trustees concluded that the benefits to the Manager from these “soft dollar” credits were reasonable and that the Fund also benefited from them.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager if the assets of the Fund were to grow and concluded that they would monitor any asset growth of the Fund and revisit the issue should the Fund’s assets grow materially.

In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel for the Trust. The Independent Trustees considered the Agreement in Executive Session, as well as in the presence of the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust’s counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services provided by the Manager, that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager, and that approval of the Agreement was in the best interest of the Trust and its shareholders.

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Incurred During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading entitled “Expenses Incurred During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will

EIP Growth and Income Fund

June 30, 2015

Additional Information (unaudited) – continued

not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratio(1)(2) Including Interest Expense	Expenses Incurred During Period(3)
Actual Fund Return	$1,000.00	$916.60	4.46%	$21.19
Hypothetical 5% Return	$1,000.00	$1,002.68	4.46%	$22.15

(1)	Annualized, based on the Fund’s most recent fiscal expenses.
(2)	Expense ratio includes interest expense. If interest expense were not included, the Fund’s expense ratio would be 4.26%, and would result in the following expenses:

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expense Ratio(4) Excluding Interest Expense	Expenses Incurred During Period(3)
Actual Fund Return	$1,000.00	$916.60	4.26%	$20.24
Hypothetical 5% Return	$1,000.00	$1,003.67	4.26%	$21.16

(3)	Expenses are equal to the Fund’s annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year or applicable period, then divided by 365.
(4)	Annualized, based on the Fund’s most recent fiscal expenses, excluding interest expense.

EIP Growth and Income Fund

ADVISER

Energy Income Partners, LLC

49 Riverside Avenue

Westport, CT 06880

SHAREHOLDER SERVICES

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	EIP Investment Trust’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	EIP Investment Trust

By (Signature and Title)	/s/ James Murchie
James Murchie, President
(principal executive officer)

Date	08/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Murchie
James Murchie, President
(principal executive officer)

Date	08/28/15

By (Signature and Title)	/s/ Linda Longville
Linda Longville, Treasurer and Principal Financial and Accounting Officer
(principal financial officer)

Date	08/28/15